Supplemental Cash Flow Information - Changes in Non-Cash Working Capital Items Related to Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (57,957)	$ 22,320	$ (54,830)
Prepaid expenses and other assets	1,115	(2,104)	(6,618)
Accounts payable and accrued liabilities	68,219	(32,800)	43,113
Due from (to) related parties	1,039	(70,643)	51,841
Change in non-cash working capital items related to operating activities	$ 12,416	$ (83,227)	$ 33,506